Organization and Basis of Presentation (Tables)	12 Months Ended
Dec. 31, 2018
Organization Consolidation And Presentation Of Financial Statements [Abstract]
Schedule of Major Subsidiaries, VIEs and VIEs' Subsidiaries

As of December 31, 2018, the Company’s major subsidiaries, VIEs and VIEs’ subsidiaries are as follows:

	Place of Incorporation	Date of Establishment/Acquisition	Effective interest held
Subsidiaries:
Beijing QIYI Century Science & Technology Co., Ltd. (“Beijing QIYI Century”)	PRC	March 8, 2010	100%
Chongqing QIYI Tianxia Science & Technology Co., Ltd. (“QIYI Tianxia”)	PRC	November 3, 2010	100%
Qiyi.com HK Limited (“QIYI HK”)	Hong Kong	April 14, 2011	100%
iQIYI Film Group Limited	Cayman	May 26, 2017	100%
iQIYI Media Limited	Cayman	May 26, 2017	100%
iQIYI Film Group HK Limited	Hong Kong	June 12, 2017	100%
Beijing iQIYI New Media Science & Technology Co., Ltd. (“iQIYI New Media”)	PRC	July 27, 2017	100%
Skymoons Inc.	Cayman	Acquired on July 17, 2018	100%
Magic Prime Group Limited	BVI	Acquired on July 17, 2018	80%
Special (Hong Kong) Co., Ltd.	Hong Kong	Acquired on July 17, 2018	80%

VIEs and VIEs’ subsidiaries:
Beijing iQIYI Science & Technology Co., Ltd. (“Beijing iQIYI ”; formerly known as Beijing Xinlian Xinde Advertisement Media Co., Ltd.)	PRC	Acquired on November 23, 2011	Nil
Shanghai iQIYI Culture Media Co., Ltd. (“Shanghai iQIYI”)	PRC	December 19, 2012	Nil
Shanghai Zhong Yuan Network Co., Ltd. (“Shanghai Zhong Yuan”)	PRC	Acquired on May 11, 2013	Nil
iQIYI Pictures (Beijing) Co., Ltd. (“iQIYI Pictures”)	PRC	December 31, 2014	Nil
Beijing iQIYI Cinema Management Co., Ltd.(“Beijing iQIYI Cinema”)	PRC	June 28, 2017	Nil
Tianjin Skymoons Interactive Co., Ltd. (“Tianjin Skymoons”）	PRC	Acquired on July 17, 2018	Nil
Chengdu Skymoons Digital Entertainment Co., Ltd. ( “Chengdu Skymoons”)	PRC	Acquired on July 17, 2018	Nil

Schedule of VIEs and VIEs' Subsidiaries Included in Consolidated Balance Sheets and Statements of Comprehensive Loss

The carrying amounts of the assets, liabilities and the results of operations of the VIEs and VIEs’ subsidiaries included in the Company’s consolidated balance sheets and statements of comprehensive loss are as follows:

	As of December 31,
	2017	2018	2018
	RMB	RMB	US$
ASSETS
Current assets:
Cash and cash equivalents	539,383	614,929	89,438
Short-term investments	407,169	763,310	111,019
Accounts receivable, net	2,161,893	2,426,175	352,873
Others	1,242,651	3,185,767	463,350
Total current assets	4,351,096	6,990,181	1,016,680
Non-current assets:
Fixed assets, net	821,156	840,609	122,262
Long-term investments	567,887	2,133,476	310,301
Others	6,333,338	10,664,091	1,551,027
Total non-current assets	7,722,381	13,638,176	1,983,590
Total assets	12,073,477	20,628,357	3,000,270
LIABILITIES
Third-party liabilities
Current liabilities:
Accounts payable	4,275,803	5,285,801	768,788
Customer advances and deferred revenue	1,633,197	2,115,296	307,657
Long-term loans, current portion (i)	10,000	56,000	8,145
Accrued expenses and other liabilities	2,333,864	3,218,856	468,163
Others	67,673	648,323	94,295
Total current liabilities	8,320,537	11,324,276	1,647,048
Total non-current liabilities (i)	286,854	1,434,506	208,640
Amounts due to the Company and its subsidiaries	6,077,542	12,409,340	1,804,864
Total liabilities	14,684,933	25,168,122	3,660,552

	For the year ended December 31,
	2016	2017	2018	2018
	RMB	RMB	RMB	US$
Total revenues	10,756,372	16,389,778	22,982,783	3,342,707
Net loss	(2,026,863)	(609,387)	(2,749,657)	(399,921)
Net cash provided by operating activities	1,645,352	5,356,540	4,548,220	661,511
Net cash used for investing activities	(2,389,511)	(4,687,804)	(6,671,588)	(970,342)
Net cash provided by/(used in) financing activities	1,001,766	(848,300)	2,202,196	320,296

(i) In accordance with the arrangement as described in Note 13, the Group consolidates the securitization vehicle as it is a VIE for which the Group considers itself the primary beneficiary given the Group has the power to govern the activities that most significantly impact its economic performance and is obligated to absorb losses that could potentially be significant to the VIE. As of December 31, 2018, RMB46,000 (US$6,690) of the loan is repayable within one year and is included in “Long-term loans, current portion” and the remaining balance of RMB424,000 (US$61,668) of the loan is included in non-current liabilities in the carrying amounts of the liabilities of the VIEs and VIEs' subsidiaries.